Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0000882095
Registrant Name	GILEAD SCIENCES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES